Financial Risk Management - Summary of Other Accounts Payable (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Textblock 1 [Abstract]
Beginning balance	₩ 1,074,089
Change (Cash flows from operation activities)	(138,350)
Ending balance	₩ 935,739